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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:
                                              --------
This Amendment (Check only one.):         [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NBGE Manager, LLC
Address:   950 Winter Street, Suite 4600
           Waltham, MA 02451

Form 13F File Number:  28-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward T. Anderson
Title:     Manager of NBGE Manager, LLC
Phone:     781-291-0004

Signature, Place, and Date of Signing:

   /s/ Edward T. Anderson                 Waltham, MA                 2/14/13
-------------------------------      -----------------------       -------------
       [Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name

     28-
        -----------------          -------------------------------------------
     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:              1

Form 13F Information Table Value Total:       $134,197
                                         -------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.          Form 13F File Number      Name
----          --------------------      --------------------------------------
1             28-                       NBGE GP, LLC
                 ----------------
2             28-                       North Bridge Growth Management, L.P.

[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE


     COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
---------------------       --------------- -------- ---------- -------------------- ---------- --------- --------------------
                                                       VALUE     SHRS OR   SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGER  SOLE  SHARED    NONE
---------------------       --------------- -------- ---------- ---------- ---- ---- ---------- --------- ---- ---------  ----
Proto Labs, Inc.            Common Stock               $134,197  3,404,290           DEFINED       1,2         3,404,290

[Repeat as Necessary]